New Markets Tax Credit Financing (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2015	Dec. 31, 2020	Dec. 31, 2019
New Markets Tax Credit Financing (Details) [Line Items]
Federal income taxes, percentage	39.00%
Loan amount		$ 10,454
Unamortized debt issuance costs		$ 91	$ 169
Description of transaction		The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code.
Loans receivable		$ 10,500
Loan payable		15,000
Net proceeds received		4,995
Restricted cash		4,995
Amortized of debt issuance costs		$ 78	$ 78
XL Hybrid Quincy, LLC [Member]
New Markets Tax Credit Financing (Details) [Line Items]
Investment funds description		The Investment Funds then contributed the loan proceeds to a CDE, which, in turn, loaned combined funds of $15,000, net of debt issuance costs of $546, to XL Hybrid Quincy, LLC, a wholly-owned subsidiary of the Company, at an interest rate of 1.15% per year with a maturity date of March 4, 2045.
Ownership interest rate, percentage		1.15%
Investment Funds [Member]
New Markets Tax Credit Financing (Details) [Line Items]
Federal income taxes, percentage		1.51%
Federal income taxes		$ 6,455
State income taxes		$ 3,999
State income taxes, percentage		1.53%
Equity investment amount		$ 4,995
Principal payments term		7 years
Loaned combined funds		$ 15,000
Unamortized debt issuance costs		$ 546